Document and Entity Information	Jun. 25, 2026
Cover [Abstract]
Entity Registrant Name	JERSEY CENTRAL POWER & LIGHT CO
Amendment Flag	false
Entity Central Index Key	0000053456
Document Type	8-K
Document Period End Date	Jun. 25, 2026
Entity Incorporation State Country Code	NJ
Entity File Number	001-3141
Entity Tax Identification Number	21-0485010
Entity Address, Address Line One	300 Madison Avenue
Entity Address, City or Town	Morristown
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07962
City Area Code	(800)
Local Phone Number	736-3402
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false